Note 9 - Provision for Operational Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Prepayment of operational losses, beginning	$ 805	$ 4,463
Provision for operational losses	(4,425)	(5,948)
Payments to third party for losses	4,395	2,290
Prepayment of operational losses, ending	$ 775	$ 805